FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 31, 2019

Filed Via EDGAR (CIK #0000038778)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

            RE:      Franklin U.S. Government Money Fund (Registrant)

            File Nos. 002-55029 and 811-02605

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, and the Investment Company Act of 1940.

The filing is being filed pursuant to Rule 485(a)(1) under the 1933 Act to add additional share classes, Class C and Class R.

This Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(a) under the Securities Act of 1933.  The Amendment will become effective on or about August 1, 2019.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-5651 or the address shown above.

Sincerely yours,

FRANKLIN U.S. GOVERNMENT MONEY FUND

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG/rs